Credit from Banks and Others (Credit Facilities) (Details)	12 Months Ended
Dec. 31, 2020
European bank [Member]
Disclosure of material loans and debentures [Line Items]
Date of the credit facility	December 2016
Date of credit facility termination	May 2024
The amount of the credit facility	USD 99 million
Credit facility has been utilized	USD 99 million
Interest rate	69 million dollar-Libor + 0.66% 30 million dollar-Libor + 0.80%
Loan currency type	USD loans
Pledges and restrictions	Financial covenants - see Section D and a negative pledge.
Non-utilization fee	0.00%
Group of international banks [Member]
Disclosure of material loans and debentures [Line Items]
Date of the credit facility	March 2015	[1]
Date of credit facility termination	March 2025	[1]
The amount of the credit facility	USD 1,100 million	[1]
Credit facility has been utilized	-	[1]
Interest rate	Up to 33% use of the credit: Libor/Euribor + 0.70%. From 33% to 66% use of the credit: Libor/Euribor + 0.80% 66% or more use of the credit: Libor/Euribor + 0.95%	[1]
Loan currency type	USD and Euro loans	[1]
Pledges and restrictions	Financial covenants - see Section D, a cross-default mechanism and a negative pledge.	[1]
Non-utilization fee	0.21%	[1]

[1]	Some of the banks agreed to extend the maturity of $900 million credit facility from March 2024 to March 2025. As at December 31, 2020, the Company has $1.1 billion of unutilized long-term credit lines